Lease agreements	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Lease agreements

Note 10    Lease agreements

In the course of its activities, the Group regularly enters into leases as a lessee. These leases concern the following asset categories:

−  Land and buildings

−  Networks and terminals

−  IT equipment

−  Other

Accounting policies

The main accounting positions relating to the IFRS IC Committee's decision published in December 2019 on the terms of IFRS 16 leases are set out in Note 2.3.1.

As a reminder, the new IFRS 16 "Leases" has been mandatory since January 1, 2019.

The main effects of the implementation of IFRS 16 compared to the principles previously applied under IAS 17 (former standard) relate to the recognition of leases as lessee (see effects on the financial statements presented in Note 2.3.1). IFRS 16, which defines a lease as a contract that confers to the lessee the right to control the use of an identified asset, significantly changes the recognition of these contracts in the financial statements. Lease recognition rules for lessors are unchanged compared with IAS 17.

All leases are recognized in the balance sheet as an asset reflecting the right to use the leased assets and a corresponding liability reflecting the related lease liabilities (see Notes 10.1 and 10.2). In the consolidated income statement, depreciation of right-of-use assets (see Note 10.1) is presented separately from the interest expenses on lease liabilities. In the consolidated statement of cash flows, cash outflows relating to interest expenses impact operating cash flows, while repayments of the lease liability impact financing cash flows.

On first-time application, the Group adopted the simplified retrospective method and applied the following authorized practical expedients:

−  the exclusion of initial direct costs from the measurement of the right-of-use asset at the date of first-time application;

−  the identical classification of asset and liability balances for finance leases identified under IAS 17 in right-of-use assets and lease liabilities as provided for in the standard;

−  the inclusion in the opening balance sheet of provisions for onerous contracts measured at December 31, 2018 pursuant to IAS 37, as an alternative to impairment testing of right-of-use assets in the opening balance sheet. Rent expenses already provisioned are presented in impairment of right-of-use assets.

When the Group carries out a transaction qualified as sale and leaseback in accordance with IFRS 16, a right-of-use asset is recognized in proportion to the previous carrying value of the asset corresponding to the right-of-use asset retained as counterparty to a lease liability. A gain (or loss) on disposal of fixed assets is recognized in the income statement in proportion to the rights transferred to the buyer-lessor. The adjustment of the gain (or loss) on disposal recognized in the income statement for the share on which the Group retains its user rights via the lease relates to the difference between the right-of-use asset and the lease liability recognized in the balance sheet.

Finally, the Group applies the two exemptions provided for in IFRS 16, concerning leases with a term of 12 months or less and leases where the value, when new, of the underlying asset is less than approximately 5,000 euros. Leases covered by either of these exemptions are presented in off-balance sheet commitments and an expense is recognized in external purchases in the consolidated income statement.

The Group classifies as a lease a contract that confers to the lessee the right to control the use of an identified asset for a given period, including a service contract if it contains a lease component.

The Group has defined four major categories of leases:

−  land and buildings: these leases mainly concern commercial (point of sale) or service activity (office and head office) leases, as well as leases of technical buildings not owned by the Group. Real estate leases entered into in France generally have long terms (nine-year commercial leases with early termination options after three and six years, known as “3/6/9 leases”) (see Note 10.2). However, depending on the geographical location of the leases, their legal term may vary and the Group may be required to adopt a specific enforceable period taking into account the local legal and economic environment;

−  networks and terminals: the Group is required to lease a certain number of assets in connection with its mobile activities. This is notably the case of land on which to install antennas, mobile sites leased to third-party operators and certain “TowerCos” contracts (companies operating telecom towers). Leases are also entered into as part of fixed -line network activities. These leases mainly concern access to the local loop where the Orange group is a market challenger (total or partial unbundling), as well as the lease of land transmission cables;

−  IT equipment: this asset category primarily comprises the lease of servers and hosting space in data centers;

−  other: this asset category primarily comprises the lease of vehicles and technical equipment.

10.1    Right-of-use assets

(in millions of euros)	December 31, 2020				December 31, 2019
	Gross value	Accumulated	Accumulated	Net book	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	7,035	(1,937)	(233)	4,865	4,959
Networks and terminals	2,540	(609)	—	1,931	1,524
IT equipment	120	(90)	(0)	30	29
Other right-of-use	304	(121)	(0)	184	188
Total right-of-use assets	9,999	(2,757)	(233)	7,009	6,700

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

(in millions of euros)	2020	2019(1)
Net book value of right-of-use assets - in the opening balance	6,700	6,790
Increase (new right-of-use assets)	1,529	1,014
Impact of changes in the scope of consolidation	1	18
Depreciation and amortization (2)	(1,384)	(1,274)
Impairment (3)	(57)	(33)
Impact of changes in the assessments	331	187
Translation adjustment	(104)	26
Reclassifications and other items	(7)	(28)
Net book value of right-of-use assets - in the closing balance	7,009	6,700

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).
(2)	Including in 2020, right-of-use assets depreciation and amortization expenses of land and buildings for (947) million euros, networks and terminals for (358) million euros, IT equipment for (13) million euros and other right-of-use assets for (65) million euros. Including in 2019, right-of-use assets depreciation and amortization expenses of land and buildings for (908) million euros, networks and terminals for (301) million euros, IT equipment for (12) million euros and other right-of-use assets for (53) million euros.
(3)	Impairment losses on right-of-use assets concern real estate leases qualified as onerous contracts.

In 2020, the rental expense recognized in external purchases in the income statement amounts to (151) million euros compared to (241) million euros in 2019. It includes lease payments on contracts of 12 months or less, contracts where the new value of the underlying asset is less than 5,000 euros, and variable lease payments which were not figured into the measurement of the lease liability.

Accounting policies

A right-of use is recognized as an asset, with a corresponding lease liability (see Note 10.2). This right-of-use asset is equal to the amount of the lease liability, plus any direct costs incurred under certain leases such as fees, lease negotiation expenses or administration costs and less rent-free period liabilities and lessor financial contributions.

Work performed by the lessee and modifications to the leased asset, as well as guarantee deposits, are not components of the right-of-use asset and are recognized in accordance with other standards.

Finally, the right-of-use asset is amortized in the consolidated income statement on a straight-line basis over the lease term adopted by the Group.

10.2    Lease liabilities

As of December 31, 2020, lease liabilities amount to 7,371 million euros, including non-current lease liabilities of 5,875 million euros and current lease liabilities of 1,496 million euros.

(in millions of euros)	2020	2019(1)
Lease liabilities - in the opening balance	6,932	6,531
Increase with counterpart in right of use	1,582	1,580
Impact of changes in the scope of consolidation	1	18
Decrease in lease liabilities following rental payments	(1,400)	(1,429)
Impact of changes in the assessments	326	187
Translation adjustment	(96)	24
Reclassifications and other items	26	21
Lease liabilities - in the closing balance	7,371	6,932

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

The following table details the undiscounted future cash flows of lease liabilities:

(in millions of euros)	December	2021	2022	2023	2024	2025	2026 and
	31, 2020						beyond

Undiscounted lease liabilities	8,025	1,581	1,273	1,047	879	763	2,482

Accounting policies

The Group recognizes a liability (i.e. a lease liability) at the date the underlying asset is made available. This lease liability is equal to the present value of fixed and in-substance fixed payments not paid at that date, plus any amounts that Orange is reasonably certain to pay at the end of the lease, such as the exercise price of a purchase option (where it is reasonably certain to be exercised), or penalties payable to the lessor for terminating the lease (where such termination option is reasonably certain to be exercised).

The Group only takes the lease component into account when measuring the lease liability. For certain asset classes where leases include both service and lease components, the Group may recognize a single contract, classified as a lease (i.e. without distinguishing between the service and lease components).

Orange systematically determines the lease term as the period during which leases cannot be canceled, plus periods covered by any extension options that the lessee is reasonably certain to exercise and by any termination options that the lessee is reasonably certain not to exercise. In the case of “3/6/9” leases in France, the term adopted is assessed on a contract-by-contract basis.

This period is also defined taking into account any laws and practices specific to each jurisdiction and business sector regarding the firm lease commitment term granted by lessors. The Group nonetheless assesses the enforceable period, based on the circumstances of each lease, taking into account certain indicators such as the existence of more than insignificant penalties in the event of termination by the lessee. To determine the length of this enforceable period, the Group considers the economic importance of the leased asset and the assumptions made in its strategic plan.

When non-removable leasehold improvements have been made to leased assets, the Group assesses, on a case-by-case basis, whether these improvements provide an economic benefit when determining the enforceable period of the lease.

When a lease includes a purchase option, the Group considers the enforceable period to be equal to the useful life of the underlying asset where the Group is reasonably certain to exercise the purchase option.

For each lease, the discount rate used is determined based on the yield rate on government bonds in the lessee country, in accordance with the lease term and currency, to which the Group’s credit spread is added.

After the lease commencement date, the amount of the lease liability may be reassessed to reflect changes introduced in the following main cases:

−  a change in term resulting from a contract amendment or a change in assessment of the reasonable certainty that a renewal option will be exercised or a termination option will not be exercised;

−  a change in the amount of lease payments, for example following application of a new index or rate in the case of variable payments;

−  a change in the assessment of whether a purchase option will be exercised;

−  any other contractual change, for example a change to the scope of the lease or the underlying asset.